Investment In Securities - Schedule of Changes in Investments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Changes in Investments [Line Items]
Balance, beginning			$ 139,084
Balance, ending	$ 804,070		804,070		139,084
Purchases			1,564,059		139,084
Transfer
Acquired in the sale of Skincare business			728,550
Proceeds on sale			(1,246,228)
Interest income			7,532
Conversion of debenture
Realized loss	(25,871)		(397,365)
Unrealized gain (loss)	(230,461)		8,438
Public Company Investments [Member]
Schedule of Changes in Investments [Line Items]
Balance, beginning
Balance, ending	776,700		776,700
Purchases			1,439,059
Transfer			139,084
Acquired in the sale of Skincare business			728,550
Proceeds on sale			(1,246,228)
Interest income
Conversion of debenture			132,532
Realized loss			(397,365)
Unrealized gain (loss)			(18,932)
Private Company Investment [Member]
Schedule of Changes in Investments [Line Items]
Balance, beginning			139,084
Balance, ending					139,084
Purchases					139,084
Transfer			(139,084)
Acquired in the sale of Skincare business
Proceeds on sale
Interest income
Realized loss
Unrealized gain (loss)
Convertible Debenture and Warrants [Member]
Schedule of Changes in Investments [Line Items]
Balance, beginning
Balance, ending	$ 27,370		27,370
Purchases			125,000
Transfer
Acquired in the sale of Skincare business
Proceeds on sale
Interest income			7,532
Conversion of debenture			(132,532)
Realized loss
Unrealized gain (loss)			$ 27,370